Exploration And Evaluation Assets	12 Months Ended
Dec. 31, 2017
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

19. EXPLORATION AND EVALUATION ASSETS

($ millions)	2017	2016

Beginning of year	2 038	1 681

Acquisitions and additions (notes 7, 8 and 34)	53	787

Transfers to oil and gas assets	—	(65)

Dry hole expenses	(41)	(204)

Impairment (note 11)	—	(152)

Amortization	(1)	(1)

Foreign exchange adjustments	3	(8)

End of year	2 052	2 038